INVESCO COMBINATION STOCK & BOND FUNDS, INC.

         INVESCO Core Equity Fund - Investor Class, Class A, B, C, and K
          INVESCO Balanced Fund - Investor Class, Class A, B, C, and K
        INVESCO Total Return Fund - Investor Class, Class A, B, C, and K

    Supplement dated August 14, 2003 to the Prospectus dated August 12, 2003 as Supplemented August 12, 2003


The Board of Directors of INVESCO Combination Stock & Bonds Funds, Inc. (the "Company") approved, on August 12-13, 2003, a name change for the Company. Effective as of October 1, 2003, the name of the Company will be "AIM Combination Stock & Bond Funds, Inc."

The Board of Directors of the Company also approved, on August 12-13, 2003, for each series portfolio of the Company (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for each Fund. INVESCO Institutional is an affiliate of INVESCO Funds Group, Inc. ("INVESCO"), which currently serves as the investment advisor for each Fund.

The proposed advisory and sub-advisory agreements relate to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to funds within The AIM Family of Funds(R) (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management teams for the Funds will not change nor will the advisory fees paid by the Funds change as a result of this restructuring.

The Board of Directors of the Company previously approved, on June 9, 2003, a transaction in which INVESCO Balanced Fund would transfer all of its assets and liabilities to INVESCO Total Return Fund, another series of the Company (the "Reorganization"). The Company will enter into the proposed advisory and sub-advisory agreements for INVESCO Balanced Fund only if the Reorganization is not approved by shareholders.

For each Fund, the proposed investment advisory agreement and the proposed sub-advisory agreement require the approval of such Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders, the proposed investment advisory and sub-advisory agreements will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of

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a Fund do not approve both the proposed investment advisory and sub-advisory agreements, the current investment advisory agreement with INVESCO will continue in effect for such Fund.

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

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 SHAREHOLDERS INVESTED IN THE FOLLOWING      WILL BE OFFERED THE ABILITY TO
     CLASSES OF THE INVESCO FUNDS:             EXCHANGE INTO THE FOLLOWING
                                                CLASSES OF THE AIM FUNDS:
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o  Investor Class Shares                    o  Class A Shares of Category I and
                                               II AIM Funds and AIM Tax-Exempt
o  Class A Shares(1)                           Cash Fund

                                            o  Class A3 Shares of all AIM Funds

                                            o  AIM Cash Reserve Shares of AIM
                                               Money Market Fund
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o  Class B Shares                           o  Class B Shares of all AIM Funds,
                                               with the exception of AIM
                                               Floating Rate Fund
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o  Class C Shares                           o  Class C Shares of all AIM Funds,
                                               with the exception of AIM
                                               Floating Rate Fund
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o  Institutional Class Shares               o  Institutional Class Shares of
                                               all AIM Retail Funds
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o  Class K Shares                           o  There is currently no like class
                                               of shares offered by the AIM
                                               Funds
--------------------------------------------------------------------------------

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(1)  Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

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--------------------------------------------------------------------------------
 SHAREHOLDERS INVESTED IN THE FOLLOWING      WILL BE OFFERED THE ABILITY TO
       CLASSES OF THE AIM FUNDS:               EXCHANGE INTO THE FOLLOWING
                                              CLASSES OF THE INVESCO FUNDS:
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o  Class A Shares of all AIM Funds,         o  Class A Shares of all INVESCO
   with the exception of Class A Shares        Funds(2)
   of Category III Funds purchased at
   net asset value

o  Class A3 Shares of the AIM Funds

o  AIM Cash Reserve Shares of AIM
   Money Market Fund
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o  Class B Shares of all AIM Funds          o  Class B Shares of all INVESCO
                                               Funds
--------------------------------------------------------------------------------
o  Class C Shares of all AIM Funds          o  Class C Shares of all INVESCO
                                               Funds
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o  Institutional Class Shares of all        o  Institutional Class Shares of
   AIM Retail Funds                            all INVESCO Funds
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o  Class R Shares                           o  There is currently no like class
                                               of shares offered by the INVESCO
                                               Funds
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INVESCO Funds Group, Inc. intends to implement the changed market timing exchange policy described below.

The following policy governing exchanges is effective on or about November 10, 2003: you are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

THE INFORMATION IN THE FOLLOWING THREE PARAGRAPHS SUPERSEDES THE INFORMATION IN THE SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 12, 2003 RELATING TO RIGHTS OF
ACCUMULATION:


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(2)  The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

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Effective August 18, 2003, the following replaces in its entirety the seventh paragraph appearing under the heading "How to Buy Shares - Sales Charges (Class A, B, C, and K Only)" in the prospectus:

RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

                            INVESCO CORE EQUITY FUND

The section of the Prospectus entitled "Investment Goals, Strategies, And Risks
- INVESCO Core Equity Fund - Investor Class, Class A, B, C, and K (Formerly, INVESCO Equity Income Fund)" is amended to (i) delete the first paragraph in its entirety and (ii) substitute the following in its place:

     The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least 50% of common stocks which the Fund holds will be dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depository Receipts ("ADRs").

     The Fund will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"): (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.

     The Fund is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market - companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.

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                            INVESCO TOTAL RETURN FUND

The section of the Prospectus entitled "Investment Goals, Strategies, And Risks
- INVESCO Total Return Fund - Investor Class, Class A, B, C, and K" is amended to (i) delete the second and third paragraphs in their entirety and (ii) substitute the following in their place:

     The portion of the Fund's portfolio invested in equity securities will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the S&P 500: (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.

     The portion of the Fund's portfolio invested in equity securities is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market - companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.